Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.9%
39,931	iShares 20+ Year Treasury Bond ETF	$ 6,519,135	1.9
27,907	iShares Core U.S. Aggregate Bond ETF	3,294,700	1.0
36,843	iShares iBoxx Investment Grade Corporate Bond ETF	4,963,120	1.5
187,463	Schwab U.S. TIPS ETF	11,553,345	3.5
64,082	Vanguard Value ETF	6,697,210	2.0

	Total Exchange-Traded Funds
	(Cost $31,454,359)	33,027,510	9.9

MUTUAL FUNDS: 89.2%
	Affiliated Investment Companies: 89.2%
1,021,961	Voya Global Bond Fund - Class R6	9,964,117	3.0
2,154,954	Voya High Yield Bond Fund - Class R6	16,657,796	5.0
7,696,769	Voya Intermediate Bond Fund - Class R6	82,509,360	24.6
150,238	Voya Large-Cap Growth Fund - Class R6	8,407,294	2.5
520,522	Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,714,732	2.0
582,628	Voya Multi-Manager International Equity Fund - Class I	6,711,871	2.0
2,146,633	Voya Multi-Manager International Factors Fund - Class I	19,985,153	6.0
3,320,492	Voya Short Term Bond Fund - Class R6	33,005,690	9.8
842,448	Voya Strategic Income Opportunities Fund - Class R6	8,272,838	2.5
717,573	Voya U.S. High Dividend Low Volatility Fund - Class R6	8,359,730	2.5
977,999	Voya U.S. Stock Index Portfolio - Class I	16,782,461	5.0
3,606,651	VY® BrandywineGLOBAL - Bond Portfolio - Class I	41,296,154	12.3
1,162,931	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	33,376,128	10.0
70,564	VY® T. Rowe Price Growth Equity Portfolio - Class I	6,748,058	2.0

	Total Mutual Funds
	(Cost $280,243,416)	298,791,382	89.2

	Total Investments in Securities (Cost $311,697,775)	$ 331,818,892	99.1
	Assets in Excess of Other Liabilities	2,979,299	0.9
	Net Assets	$ 334,798,191	100.0

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$33,027,510	$–	$–	$33,027,510
Mutual Funds	298,791,382	–	–	298,791,382
Total Investments, at fair value	$331,818,892	$–	$–	$331,818,892
Other Financial Instruments+
Futures	340,235	–	–	340,235
Total Assets	$332,159,127	$–	$–	$332,159,127
Liabilities Table
Other Financial Instruments+
Futures	$(297,694)	$–	$–	$(297,694)
Total Liabilities	$(297,694)	$–	$–	$(297,694)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	9,985,490	$933,220	$(11,197,214)	$278,504	$-	$148,006	$(1,478,300)	$-
Voya Global Bond Fund - Class R6	9,887,192	1,643,355	(1,627,856)	61,426	9,964,117	332,179	63,510	-
Voya High Yield Bond Fund - Class R6	–	16,555,820	(1,048,512)	1,150,488	16,657,796	382,957	151,667	-
Voya Intermediate Bond Fund - Class R6	63,270,541	31,732,669	(14,588,682)	2,094,832	82,509,360	1,878,343	645,057	1
Voya Large Cap Value Fund - Class R6	10,055,500	1,669,827	(11,756,271)	30,944	-	53,875	(1,874,968)	-
Voya Large-Cap Growth Fund - Class R6	19,334,143	1,499,349	(12,809,220)	383,022	8,407,294	-	399,425	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,853,688	1,493,783	(1,932,830)	300,091	6,714,732	-	(227,209)	-
Voya Multi-Manager International Equity Fund - Class I	–	6,341,550	(804,496)	1,174,817	6,711,871	-	117,776	-
Voya Multi-Manager International Factors Fund - Class I	23,505,434	3,556,459	(7,022,402)	(54,338)	19,985,153	-	(1,178,941)	-
Voya Short Term Bond Fund - Class R6	45,816,462	6,123,542	(19,186,066)	251,752	33,005,690	644,555	(345,248)	-
Voya Strategic Income Opportunities Fund - Class R6	18,106,437	2,630,089	(12,180,274)	(283,414)	8,272,838	376,681	(866,741)	-
Voya U.S. Bond Index Portfolio - Class I	8,153,488	102,016	(7,785,332)	(470,172)	-	66,536	779,554	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	11,599,694	3,043,314	(5,495,168)	(788,110)	8,359,730	108,187	(196,615)	-
Voya U.S. Stock Index Portfolio - Class I	8,360,787	12,347,096	(5,065,868)	1,140,446	16,782,461	40,105	246,579	588,564
VY® BrandywineGLOBAL - Bond Portfolio - Class I	34,252,124	12,489,402	(7,827,406)	2,382,034	41,296,154	690,395	699,817	273,638
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	33,282,338	6,611,304	(5,379,102)	(1,138,412)	33,376,128	79,898	495,800	2,319,045
VY® T. Rowe Price Growth Equity Portfolio - Class I	–	6,997,062	(1,479,243)	1,230,239	6,748,058	-	275,526	226,250
	$302,463,318	$115,769,857	$(127,185,942)	$7,744,149	$298,791,382	$4,801,717	$(2,293,311)	$3,407,498

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following futures contracts were outstanding for Voya Solution Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	180	12/18/20	$13,539,600	$(238,228)
S&P 500® E-Mini	50	12/18/20	8,380,000	(47,570)
			$21,919,600	$(285,798)
Short Contracts:
Mini MSCI EAFE Index	(108)	12/18/20	(10,007,280)	303,347
Mini MSCI Emerging Markets Index	(31)	12/18/20	(1,687,175)	36,888
U.S. Treasury 10-Year Note	(71)	12/21/20	(9,906,719)	(11,896)
			$(21,601,174)	$328,339

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $316,852,580.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$20,809,356
Gross Unrealized Depreciation	(5,800,503)
Net Unrealized Appreciation	$15,008,853